Construction In Process (Details) - Schedule of construction in progress - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Construction In Process (Details) - Schedule of construction in progress [Line Items]
Construction in progress	$ 355,614	$ 328,372
Factory [Member]
Construction In Process (Details) - Schedule of construction in progress [Line Items]
Construction in progress	175,614	148,372
Retail outlet [Member]
Construction In Process (Details) - Schedule of construction in progress [Line Items]
Construction in progress	$ 180,000	$ 180,000